Exhibit 99.1

World Omni Auto Receivables Trust 2016-B

Monthly Servicer Certificate

April 30, 2019

Dates Covered
Collections Period	04/01/19 - 04/30/19
Interest Accrual Period	04/15/19 - 05/14/19
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/19	288,260,378.10	20,530
Yield Supplement Overcollateralization Amount 03/31/19	9,068,273.23	0
Receivables Balance 03/31/19	297,328,651.33	20,530
Principal Payments	13,315,214.07	412
Defaulted Receivables	822,984.67	47
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/19	8,416,092.18	0
Pool Balance at 04/30/19	274,774,360.41	20,071

Pool Statistics	$ Amount	# of Accounts
Pool Factor	28.03%
Prepayment ABS Speed	1.25%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	6,767,328.35	384
Past Due 61-90 days	1,687,909.91	109
Past Due 91-120 days	333,911.02	24
Past Due 121+ days	0.00	0
Total	8,789,149.28	517

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.10%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.71%
Delinquency Trigger Occurred	NO

Recoveries	730,986.23
Aggregate Net Losses/(Gains) - April 2019	91,998.44
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.37%
Prior Net Losses Ratio	2.54%
Second Prior Net Losses Ratio	1.79%
Third Prior Net Losses Ratio	2.07%
Four Month Average	1.69%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.34%

Overcollateralization Target Amount	12,364,846.22
Actual Overcollateralization	12,364,846.22
Weighted Average APR	3.84%
Weighted Average APR, Yield Adjusted	5.94%
Weighted Average Remaining Term	36.75

Flow of Funds	$ Amount

Collections	14,987,142.53
Investment Earnings on Cash Accounts	46,774.87
Servicing Fee	(247,773.88)
Transfer to Collection Account	0.00
Available Funds	14,786,143.52

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	281,373.88
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	514,300.68
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	12,364,846.22
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	1,588,124.99

Total Distributions of Available Funds	14,786,143.52

Servicing Fee	247,773.88
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 04/15/19	275,288,661.09
Principal Paid	12,879,146.90
Note Balance @ 05/15/19	262,409,514.19

Class A-1
Note Balance @ 04/15/19	0.00
Principal Paid	0.00
Note Balance @ 05/15/19	0.00
Note Factor @ 05/15/19	0.0000000%

Class A-2
Note Balance @ 04/15/19	0.00
Principal Paid	0.00
Note Balance @ 05/15/19	0.00
Note Factor @ 05/15/19	0.0000000%

Class A-3
Note Balance @ 04/15/19	173,798,661.09
Principal Paid	12,879,146.90
Note Balance @ 05/15/19	160,919,514.19
Note Factor @ 05/15/19	49.6665167%

Class A-4
Note Balance @ 04/15/19	75,480,000.00
Principal Paid	0.00
Note Balance @ 05/15/19	75,480,000.00
Note Factor @ 05/15/19	100.0000000%

Class B
Note Balance @ 04/15/19	26,010,000.00
Principal Paid	0.00
Note Balance @ 05/15/19	26,010,000.00
Note Factor @ 05/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	318,871.63
Total Principal Paid	12,879,146.90
Total Paid	13,198,018.53

Class A-1
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.30000%
Interest Paid	188,281.88
Principal Paid	12,879,146.90
Total Paid to A-3 Holders	13,067,428.78

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3386883
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.6795366
Total Distribution Amount	14.0182249

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.5811169
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	39.7504534
Total A-3 Distribution Amount	40.3315703

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	39.93
Noteholders' Principal Distributable Amount	960.07

Account Balances	$ Amount

Reserve Account
Balance as of 04/15/19	23,407,920.41
Investment Earnings	45,726.72
Investment Earnings Paid	(45,726.72)
Deposit/(Withdrawal)	-
Balance as of 05/15/19	23,407,920.41
Change	-

Required Reserve Amount	23,407,920.41